Mining interests (Tables)	12 Months Ended
Dec. 31, 2018
Exploration And Evaluation Of Mineral Resources [Abstract]
Disclosure of detailed information about property, plant and equipment

	2018	2017
	$	$
Property, plant and equipment (depletable)
Fekola Mine, Mali
Cost	1,168,491	1,094,784
Accumulated depreciation and depletion	(144,335)	(35,477)
	1,024,156	1,059,307
Otjikoto Mine, Namibia
Cost	575,127	527,069
Accumulated depreciation and depletion	(238,579)	(163,153)
	336,548	363,916
Masbate Mine, Philippines
Cost, net of impairment	681,509	625,722
Accumulated depreciation and depletion	(248,021)	(193,925)
	433,488	431,797
Libertad Mine, Nicaragua
Cost, net of impairment	315,569	335,651
Accumulated depreciation and depletion	(295,715)	(263,838)
	19,854	71,813
Limon Mine, Nicaragua
Cost	217,263	173,358
Accumulated depreciation and depletion	(149,541)	(127,740)
	67,722	45,618

Exploration and evaluation properties (non-depletable)
Kiaka, Burkina Faso	73,173	69,989
Fekola Regional, Mali	21,903	17,211
Toega, Burkina Faso	19,581	10,603
Mocoa Royalty, Colombia	10,230	29,041
Ondundu, Namibia	8,273	5,246
Finland Properties, Finland	5,947	2,991
Other	13,542	15,890
	152,649	150,971
Corporate & other
Office, furniture and equipment, net	680	711
	2,035,097	2,124,133
Investments in joint ventures (accounted for using the equity method)
Gramalote, Colombia, net of impairment	72,078	65,830
	2,107,175	2,189,963

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2017	Additions	Disposals / write-offs / impairments	Reclass	Balance at Dec. 31, 2018	Balance at Dec. 31, 2017	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2018	As at Dec. 31, 2018	As at Dec. 31, 2017
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	1,094,784	71,767	(325)	2,265	1,168,491	(35,477)	(108,895)	37	(144,335)	1,024,156	1,059,307
Otjikoto	527,069	52,386	(4,328)	—	575,127	(163,153)	(76,608)	1,182	(238,579)	336,548	363,916
Masbate	625,722	56,598	(811)	—	681,509	(193,925)	(54,907)	811	(248,021)	433,488	431,797
Libertad	335,651	31,544	(51,626)	—	315,569	(263,838)	(32,501)	624	(295,715)	19,854	71,813
Limon	173,358	30,836	13,069	—	217,263	(127,740)	(22,124)	323	(149,541)	67,722	45,618
	2,756,584	243,131	(44,021)	2,265	2,957,959	(784,133)	(295,035)	2,977	(1,076,191)	1,881,768	1,972,451

Exploration & evaluation properties (non-depletable)
Kiaka	69,989	2,697	—	487	73,173	—	—	—	—	73,173	69,989
Fekola Regional	17,211	4,692	—	—	21,903	—	—	—	—	21,903	17,211
Toega	10,603	8,978	—	—	19,581	—	—	—	—	19,581	10,603
Mocoa Royalty	29,041	7	(18,186)	(632)	10,230	—	—	—	—	10,230	29,041
Ondundu	5,246	3,027	—	—	8,273	—	—	—	—	8,273	5,246
Finland	2,991	2,956	—	—	5,947	—	—	—	—	5,947	2,991
Other	15,890	5,779	(7,640)	(487)	13,542	—	—	—	—	13,542	15,890
	150,971	28,136	(25,826)	(632)	152,649	—	—	—	—	152,649	150,971

Corporate
Office, furniture & equipment	2,264	254	—	—	2,518	(1,553)	(285)	—	(1,838)	680	711

	2,909,819	271,521	(69,847)	1,633	3,113,126	(785,686)	(295,320)	2,977	(1,078,029)	2,035,097	2,124,133

Investments in joint ventures (accounted for using the equity method)
Gramalote	65,830	6,248	—	—	72,078	—	—	—	—	72,078	65,830
	2,975,649	277,769	(69,847)	1,633	3,185,204	(785,686)	(295,320)	2,977	(1,078,029)	2,107,175	2,189,963

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2016	Acquisition costs/ Additions	Disposals / write-offs	Reclass	Balance at Dec. 31, 2017	Balance at Dec. 31, 2016	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2017	As at Dec. 31, 2017	As at Dec. 31, 2016
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	—	26,577	—	1,068,207	1,094,784	—	(35,477)	—	(35,477)	1,059,307	—
Otjikoto	481,378	46,193	(2,966)	2,464	527,069	(95,698)	(67,680)	225	(163,153)	363,916	385,680
Masbate	517,457	56,815	(9,430)	60,880	625,722	(165,224)	(37,999)	9,298	(193,925)	431,797	352,233
Libertad	300,816	35,190	(355)	—	335,651	(226,488)	(37,425)	75	(263,838)	71,813	74,328
Limon	151,186	23,420	(1,248)	—	173,358	(107,255)	(21,610)	1,125	(127,740)	45,618	43,931
	1,450,837	188,195	(13,999)	1,131,551	2,756,584	(594,665)	(200,191)	10,723	(784,133)	1,972,451	856,172

Undeveloped mineral interests
Masbate	60,880	—	—	(60,880)	—	—	—	—	—	—	60,880

Mine under construction
Fekola	908,855	159,352	—	(1,068,207)	—	—	—	—	—	—	908,855

Exploration & evaluation properties (non-depletable)
Kiaka	64,907	5,082	—	—	69,989	—	—	—	—	69,989	64,907
Mocoa	29,004	37	—	—	29,041	—	—	—	—	29,041	29,004
Fekola Regional	9,326	7,885	—	—	17,211	—	—	—	—	17,211	9,326
Toega	4,819	5,784	—	—	10,603	—	—	—	—	10,603	4,819
Ondundu	2,130	3,116	—	—	5,246	—	—	—	—	5,246	2,130
Finland	1,642	1,349	—	—	2,991	—	—	—	—	2,991	1,642
Other	12,134	5,206	(1,450)	—	15,890	—	—	—	—	15,890	12,134
	123,962	28,459	(1,450)	—	150,971	—	—	—	—	150,971	123,962

Corporate
Office, furniture & equipment	1,827	437	—	—	2,264	(1,340)	(213)	—	(1,553)	711	487

	2,546,361	376,443	(15,449)	2,464	2,909,819	(596,005)	(200,404)	10,723	(785,686)	2,124,133	1,950,356

Investments in joint ventures (accounted for using the equity method)
Gramalote	53,724	12,106	—	—	65,830	—	—	—	—	65,830	53,724

	2,600,085	388,549	(15,449)	2,464	2,975,649	(596,005)	(200,404)	10,723	(785,686)	2,189,963	2,004,080

Disclosure of significant unobservable inputs used in fair value measurement of assets
Key assumptions used for the impairment reversal test at September 30, 2018 were:

Long-term gold price	$1,250/ounce
Silver price	$17/ounce
Mine life	2019 to 2030
Discount rate	5%
Key assumptions used for the valuation of the Mocoa Royalty were as follows:

Long-term copper price	$3.10/pound
Long-term molybdenum price	$8.10/pound
Discount rate	12%
Key assumptions used for the impairment test at September 30, 2018 and December 31, 2018 were:

Long-term gold price	$1,250/ounce
Silver price	$17/ounce
Mine life	2019 to 2020
Discount rate	5%